Commitments and Contingencies (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Feb. 29, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Contractual Obligation, Total	¥ 48,700						$ 7,500	¥ 64,800	$ 10,000
Provision For Impairment Against Prepayment	522,050
Subsequent Event [Member]
Contractual Obligation, Total					¥ 10,000	$ 7,500
Polysilicon [Member]
Unrecorded Unconditional Purchase Obligation, Purchases	461,515	$ 71,246	¥ 561,487	¥ 415,075
Contractual Obligation, Total	16,145,082						2,492,371
Other Polysilicon [Member]
Contractual Obligation, Total	4,261,237						$ 657,822
Multi Year Supply Agreements [Member]
Long-term Purchase Commitment, Amount	248,496	38,361	¥ 701,784	¥ 732,626
Property, Plant and Equipment, Other Types [Member] | Take Or Pay Arrangements [Member]
Long-term Purchase Commitment, Amount	¥ 1,256,106	$ 202,448